Equity-accounted investees - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 04, 2022
Equity-accounted investees
Equity-accounted investees	€ 33,888	€ 8,445
Impairment loss			€ 4,578
Investments accounted for using equity method | N Soft Solutions Zagreb And Croatia
Equity-accounted investees
Impairment loss		€ 0
NSoft Group
Equity-accounted investees
Pre tax discount rate			14.50%
Terminal value growth rate			1.00%
Recoverable amount of asset or cash generating unit			€ 8,287
Equity-accounted investees			12,865
Impairment loss			€ 4,578
SporTech
Equity-accounted investees
Equity-accounted investees	33,888			€ 37,873
Impairment loss	€ 0